Receivables, Prepayments and Other Assets - Schedule of Accounts Receivable (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Current:
Trade receivables, other than related parties	$ 780	$ 1,041
Other receivables	289	254
Unbilled accounts receivable	96	63
Receivables from government grants	293	167
Other current financial assets	31	53
Total	1,489	1,578
Non-current:
Unbilled accounts receivable	12	18
Advances to suppliers	155	173
Receivables from government grants	234	100
Equity investments	112	101
Other	107	106
Receivables, prepayments and other assets	$ 620	$ 498